Loans and Borrowings - Reconciliation of Financial Liabilities (Details) - EUR (€) € in Thousands	3 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes from financing cash flows
Repayments of loans and borrowings	€ (524,514)	€ (1,995)
Interest paid	€ (34,423)	€ (38,972)